Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Notes Payable [Line Items]
Total	$ 14,295,547	$ 19,366,241	$ 36,712,562
Bank acceptance notes [Member]
Schedule of Notes Payable [Line Items]
Total	$ 14,295,547	$ 19,366,241	$ 36,712,562